Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	WWC, P.C
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Jyong Biotech Ltd. and subsidiaries (collectively the “Group”) as of December 31, 2024 and 2025, and the related consolidated statement of operations and comprehensive loss, change in shareholders’ deficit, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.